Investments	3 Months Ended
Mar. 31, 2022
Investments [Abstract]
Investments

Note 5 – Investments

MIFTEC

On August 3, 2018, the Company closed an agreement by and among, MIFTEC Laboratories, Inc. (“MIFTEC”), a licensee of Magneto-Inertial Fusion Technologies, Inc., (“MIFTI”), and the Company. MIFTEC is a licensee of MIFTI radionuclide technology. MIFTEC will engage the Company to manufacture equipment pursuant to MIFTEC’s specifications and designs and have the Company as a sales representative for the manufactured equipment. The Company will be the exclusive manufacturer and supplier to MIFTEC of equipment in North America and Asia. In addition, the Company received a 10% ownership interest in MIFTEC. The consideration for the exclusive manufacturing rights and a 10% ownership interest in MIFTEC was $500,000 and 300,000 shares of the Company’s common stock valued at $594,000. The fair value was determined based on the Company’s stock price on August 3, 2018. The Company recorded the value of the 10% interest in MIFTEC at $10,000 and recorded $1,084,000 as the acquisition of manufacturing and supply rights in the accompanying consolidated statement of operations during the year ended December 31, 2018. The Company evaluated this investment for impairment and determined that an impairment of $9,000 was necessary during the year ended December 31, 2019. The carrying value of this investment at March 31, 2022, December 31, 2021 and 2020 was $1,000, $1,000, and $1,000, respectively.

MIFTI

In April 2019, the Company also entered into a Cooperative Agreement with MIFTI whereby the Company acquired certain exclusive manufacturing and supply rights, including thermonuclear fusion-powered reactor for production of electricity per MIFTI designs in return for $500,000, of which $100,000 is payable upon signing, $200,000 within four months of the agreement and $200,000 within nine months of the agreement. The $500,000 is an option to buy a 10% interest in MIFTI for $2,700,000, if completed with 24 months of the agreement date. If the options expires, MIFTI shall issue the Company 500,000 shares of common stock and rescind all other exclusive rights contained in the agreement. The option was rescinded and the Company received 500,000 shares of MIFTI common stock which represents an ownership of approximately 0.56% for its $500,000 investment. The Company evaluated this investment for impairment and determined that an impairment of $499,000 was necessary during the year ended December 31, 2019. The carrying value of this investment at March 31, 2022, December 31, 2021 and 2020 was $1,000, $1,000, and $1,000, respectively.

Grapheton

On February 5, 2020, the Company entered into a Stock Purchase Agreement (“SPA”) with Grapheton, Inc., a California corporation (“Grapheton”). The transaction was closed on March 12, 2020. Grapheton is a start-up company that focuses on building energy storage devises, known as supercapacitors, from a new material system. The technology utilized by Grapheton has been proven to provide a compelling advantage in microelectrode arrays with superior electrical and electrochemical properties.

Pursuant to the terms of the SPA, the Corporation will acquire a total of 2,552 shares of Grapheton’s common stock over a two year period. At closing, the Company was issued at total of 1,452 shares of Grapheton’s common stock for $235,000 and 858,896 shares of the Company’s common stock valued at $601,227.

In connection with the SPA, during the second quarter of 2021 the Company received an additional 1,100 shares of Grapheton’s common stock in exchange for the Company’s issuing an additional 1,121,071 shares of common stock valued at $633,405. In addition, Grapheton fulfilled its requirements under the earn out provision and the Company is obligated to make the first earn out payment of $192,500. This amount is recorded as accrued expense in the accompanying consolidated balance sheet.

An additional “true up” issuance of the Company’s common stock to Grapheton may be made on the second anniversary of the closing of the SPA, based on the valuation of the Company’s common stock on that date by a third-party valuator.

The Company currently owns 35.8% of Grapheton and accounts for its investment in Grapheton using the equity method of accounting is accordance with ASC 323.

Information regarding Grapheton as of and for the three months ended March 31, 2022 is below:

Current assets	$55,801
Total assets	64.156
Current liabilities	3,017
Total liabilities	-
Total stockholders’ equity	$61,140

Revenue	$-
Operating expenses	(57,689)
Other expenses	-
Net loss	$57,689

Information regarding Grapheton as of and for the year ended December 31, 2021 is below:

Current assets	$110,472
Total assets	117,288
Current liabilities	11,052
Total liabilities	11,052
Total stockholders’ equity	$106,236

Revenue	$5,000
Operating expenses	(59,811)
Other expenses	-
Net loss	$58,893

The Company evaluated this investment and recorded a loss attributed to equity investment of $835,462 during the year ended December 31, 2021. The carrying value of this investment at December 31, 2021 was $10,059.